Commitments and Contingencies (Details)					1 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)	Jun. 30, 2023 USD ($)	Aug. 31, 2022 USD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 ILS (₪)	Dec. 31, 2023 ILS (₪)	Jun. 30, 2023 ILS (₪)	Dec. 31, 2022 USD ($)	Aug. 31, 2022 ILS (₪)	Dec. 31, 2021 USD ($)
Commitments and Contingencies [Line Items]
long-term restricted deposits amount	$ 32,692								$ 33,569
Lenders amount											$ 1,355,306
Accrued royalties	450,000
Approximately total budget for the project	59,584		$ 333,553	$ 362,290			₪ 721,426	₪ 1,209,797		₪ 1,314,024
Grant percentage of total budget			50.00%
Grant total budget					$ 170,240
Innovation grants project amount					$ 257,939	₪ 935,544
Percentage of grant budget					66.00%	66.00%
Grant [Member]
Commitments and Contingencies [Line Items]
Approximately total budget for the project | ₪							423,429
Grant total budget				$ 239,111
Minimum [Member]
Commitments and Contingencies [Line Items]
long-term restricted deposits amount	$ 32,692
Royalty Percentage	3.00%	3.00%
Maximum [Member]
Commitments and Contingencies [Line Items]
Royalty Percentage	5.00%	5.00%
Israeli Innovation Authority grants [Member]
Commitments and Contingencies [Line Items]
Approximately total budget for the project	$ 198,904						₪ 216,111
Grant percentage of total budget				66.00%
Israeli Innovation Authority grants [Member] | Grant [Member]
Commitments and Contingencies [Line Items]
Approximately total budget for the project	116,744
Research and Development Income [Member]
Commitments and Contingencies [Line Items]
Total research and development income	$ 259,473	₪ 941,108